Significant Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2025
Significant Related Party Transactions and Balances [Abstract]
Significant related party transactions and balances
20.	Significant related party transactions and balances

Other than those disclosed elsewhere in the financial statements, significant related party transactions during the year on terms agreed between the Company and its related parties were as follows:

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
SEAP Trading Pte Ltd
Sales to	119,868	43,410	61,832	14,692
Interest expense - non-trade	344,155	240,153	60,246	14,315

TEM Electronics (Jiangmen) Co Ltd
Sales to	3,336	31,452	-	-
Purchase from	1,312,681	814,848	1,562,674	371,323

BAP Trading Co Ltd
Purchase from	115,308	377,647	492,565	117,043
IT support fee – non-trade	72,709	100,024	-	-

New Universe Industries Ltd
Advance for IPO expenses	2,044,063	3,206,402	-	-

Balances with related parties

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Trade receivables
TEM Electronics (Jiangmen) Co Ltd	2,244	-	-
SEAP Trading Pte. Ltd.	39,876	21,128	5,021

Trade payables
TEM Electronics (Jiangmen) Co Ltd	-	(255,273)	(60,658)
BAP Trading Co Ltd	(70,354)	(104,641)	(24,865)

Non-trade payables
BAP Trading Co Ltd	(100,289)	-	-
Amount due to related parties, net	(128,523)	(338,786)	(80,502)

Advances from a related party
New Universe Industries Ltd	5,250,465	5,149,801	1,223,696

Loans from a related party
SEAP Trading Pte. Ltd. (1)
Current	1,887,800	-	-
Non-current	1,651,825	-	-
	3,539,625	-	-

(1)	The loans from SEAP Trading Pte. Ltd. were fully settled in January 2025.

Key management personnel

Key management personnel are directors of the Company and those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.

The remuneration of key management personnel of the Company during the financial years were as follows:

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Salaries and related costs	285,739	325,177	200,384	47,615
Defined contribution plan	34,157	38,879	23,946	5,690
	319,896	364,056	224,330	53,305